Pursuant to Rule 497(a)(1)
Registration No. 333-172669
Rule 482ad

March 26, 2012

Dear Investor,

We are pleased to update you on the progress of SVCF’s conversion to a business development company and its potential initial public offering of common stock.  SVCF has filed an updated SEC filing that can be accessed via this link: http://www.sec.gov/cgi-bin/browse-edgar?company=special+value+continuation+fund&CIK=&filenum=&State=&SIC=&owner=include&action=getcompany.  Please feel free to call Mark Holdsworth at 310-566-1005 with any questions you may have.

Sincerely,

TENNENBAUM CAPITAL PARTNERS, LLC

2951 28th Street, Suite 1000, Santa Monica, CA 90405  |  T: 310.566.1000  |  F: 310.899.4950

www.tennenbaumcapital.com  | investor.relations@tennenbaumcapital.com

Disclosure Notice

This letter contains forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995, whose safe harbor for forward-looking statements does not apply to business development companies.  Any such statements, other than statements of historical fact, are highly likely to be affected by other unknowable future events and conditions, including elements of the future that are or are not under our control, and that we may or may not have considered; accordingly, such statements cannot be guarantees or assurances of any aspect of future performance.  Actual developments and results are highly likely to vary materially from these estimates and projections of the future.  Such statements speak only as of the time when made, and we undertake no obligation to update any such statement now or in the future.

Investors are advised to carefully consider the investment objective, risks and charges and expenses of Special Value Continuation Fund LLC before investing. The preliminary prospectus contains this and other information about Special Value Continuation Fund LLC.

The information in the preliminary prospectus and this letter is not complete and may be changed. Special Value Continuation Fund LLC may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. The preliminary prospectus and this letter are not offers to sell these securities and are not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.